Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
U.S. income taxes, Current	$ (6,529)	$ 16,988	$ 6,307
U.S. income taxes, Deferred	4,543	(46,379)	(29,060)
U.S. income taxes, Total	(1,986)	(29,391)	(22,753)
Non-U.S. income taxes, Current	12,371	18,173	21,638
Non-U.S. income taxes, Deferred	6,462	1,325	20
Non-U.S. income taxes, Total	18,833	19,498	21,658
Total income tax expense (benefit)	$ 16,847	$ (9,893)	$ (1,095)